Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Earnings per share

EARNINGS PER SHARE

Basic earnings per share were down 42.9% at 81.2p (30 June 2021: 142.1p) as the growth in operational performance, notably related to the improved contribution from New Categories and the translational foreign exchange tailwind due to the relative weakness of sterling (particularly against the US dollar) was more than offset by the impact of charges recognised in respect of Russia, Quantum and the alleged historical breach of sanctions (described on page 20), combined with increases in net finance costs, lower share of associates and a higher effective tax rate.

Before adjusting items and including the dilutive effect of employee share schemes, adjusted diluted earnings per share increased 8.6% to 167.4p (30 June 2021: 154.2p). Excluding the impact of translational foreign exchange, adjusted diluted earnings per share were 5.7% higher at 163.0p, at constant rates of exchange. For a full reconciliation of diluted earnings per share to adjusted diluted earnings per share, at constant rates, see page 59.

Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether or not coupons have been declared and paid in the period. In the first six months of 2022 this was £23 million (30 June 2021: £nil; 31 December 2021: £12 million).

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	£m	£m	£m

Earnings attributable to owners of the parent	1,859	3,250.0	6,801
Coupon on perpetual hybrid bonds	(29)	-	(15)
Tax on coupon on perpetual hybrid bonds	6	-	3
Earnings	1,836	3,250	6,789

On 11 February 2022, the Company announced its intention to start a share buy-back programme of up to £2 billion. As at 30 June 2022, the Company had repurchased 37,657,945 ordinary shares. Total consideration for the repurchase of shares was £1.3 billion which is recorded within retained earnings.

Basic earnings per share are based on the profit for the year attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.

Earnings per share calculations are based upon the following:

			Reported		Adjusted		Headline
		Basic	Diluted	Basic	Diluted	Basic	Diluted
Six months ended 30 June 2022
- Earnings	£m	1,836	1,836	3,806	3,806	2,968	2,968
- Shares	m	2,262	2,273	2,262	2,273	2,262	2,273
- Per share	GBp	81.2	80.8	168.3	167.4	131.2	130.6
Six months ended 30 June 2021
- Earnings	£m	3,250	3,250	3,540	3,540	3,310	3,310
- Shares	m	2,287	2,296	2,287	2,296	2,287	2,296
- Per share	GBp	142.1	141.6	154.8	154.2	144.7	144.2
Year ended 31 December 2021
- Earnings	£m	6,789	6,789	7,556	7,556	7,243	7,243
- Shares	m	2,287	2,297	2,287	2,297	2,287	2,297
- Per share	GBp	296.9	295.6	330.4	329.0	316.7	315.3

Notes to the Unaudited Interim Financial Statements

Earnings per share cont…

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 33 to 36):

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	pence	pence	pence

Diluted earnings per share	80.8	141.6	295.6
Effect of restructuring and integration costs	12.7	3.1	4.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	5.5	4.8	12.7
Effect of disposal of the Group’s operations in Iran	-	-	15.6
Effect of impairment and associated costs in respect of assets/liabilities held-for-sale	42.0	3.1	-
Effect of excise and VAT dispute	-	-	1.0
Effect of other adjusting items	21.9	0.4	0.6
Effect of associates’ adjusting items	2.7	(0.3)	0.5
Effect of other adjusting items in net finance costs	1.5	1.4	2.4
Effect of adjusting items in respect of deferred taxation	0.3	0.1	(4.3)
Adjusted diluted earnings per share	167.4	154.2	329.0

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements.  It is calculated in accordance with Circular 1/2021 ‘Headline Earnings’ as issued by the South African Institute of Chartered Accountants.

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	pence	pence	pence

Diluted earnings per share	80.8	141.6	295.6
Effect of impairment of intangibles and property, plant and equipment, associates and held-for-sale assets (net of tax)	8.8	0.2	4.2
Effect of losses on disposal of property, plant and equipment, held-for-sale assets and sale and leaseback (net of tax)	(0.1)	(0.3)	(0.3)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax) and sale of subsidiaries	40.9	3.0	3.6
Effect of foreign exchange reclassification from reserves to the income statement	0.6	-	12.5
Issue of shares and changes in shareholding of associates	(0.4)	(0.3)	(0.3)
Diluted headline earnings per share	130.6	144.2	315.3

Notes to the Unaudited Interim Financial Statements

Earnings per share cont…

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June		Year ended 31 December
	2022	2021	2021
	£m	£m	£m

Earnings	1,836	3,250	6,789
Effect of impairment of intangibles and property, plant and equipment, associates and held-for-sale assets (net of tax)	199	6	96
Effect of losses on disposal of property, plant and equipment, held-for-sale assets and sale and leaseback (net of tax)	(2)	(7)	(8)
Effect of impairment of subsidiaries transferred to held-for-sale (net of tax) and sale of subsidiaries	929	69	83
Effect of foreign exchange reclassification from reserves to the income statement	14	-	289
Issue of shares and changes in shareholding of associates	(8)	(8)	(6)
Headline earnings	2,968	3,310	7,243